RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Growers Advances (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses related to grower advances at beginning of period	$ (18,964)
Additional provisions in the period	(5,712)
Recoveries of amounts previously reserved	704
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff	173
Balance sheet reclassifications	(1,055)
Foreign exchange impact	53
Allowance for expected credit losses related to grower advances at end of period	$ (24,801)